Income Taxes (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets
Balance, beginning of period	$ 0	$ 0
Net loss	54	0
Equity	(54)	0
Balance, end of period	0	0
Non-capital losses
Deferred income tax assets
Balance, beginning of period	13,690	12,260
Net loss	1,386	1,430
Equity	0	0
Balance, end of period	15,076	13,690
Capital losses carried forward
Deferred income tax assets
Balance, beginning of period	45	45
Net loss	0	0
Equity	0	0
Balance, end of period	45	45
Share issuance costs & CEC
Deferred income tax assets
Balance, beginning of period	913	740
Net loss	(320)	0
Equity	63	173
Balance, end of period	656	913
Investments
Deferred income tax assets
Balance, beginning of period	79	47
Net loss	(22)	32
Equity	0	0
Balance, end of period	57	79
Site reclamation obligations
Deferred income tax assets
Balance, beginning of period	511	448
Net loss	65	63
Equity	0	0
Balance, end of period	576	511
Property and equipment
Deferred income tax assets
Balance, beginning of period	197	136
Net loss	62	61
Equity	0	0
Balance, end of period	259	197
Deferred tax assets, mineral property interests
Deferred income tax assets
Balance, beginning of period	7,061	5,799
Net loss	762	1,262
Equity	0	0
Balance, end of period	7,823	7,061
Peruvian VAT receivable
Deferred income tax assets
Balance, beginning of period	355	227
Net loss	47	128
Equity	0	0
Balance, end of period	402	355
FX on intercompany
Deferred income tax assets
Balance, beginning of period	(104)	36
Net loss	110	(140)
Equity	0	0
Balance, end of period	6	(104)
Total deferred tax assets
Deferred income tax assets
Balance, beginning of period	22,747	19,702
Net loss	2,090	2,976
Equity	63	173
Balance, end of period	24,900	22,747
Deferred tax liabilities, mineral property interests
Deferred income tax assets
Balance, beginning of period	(951)	(1,188)
Net loss	38	237
Equity	0	0
Balance, end of period	(913)	(951)
Bridge Loan
Deferred income tax assets
Balance, beginning of period	0
Net loss	10
Equity	(54)
Balance, end of period	(44)	0
Total net deferred tax assets (liabilities)
Deferred income tax assets
Balance, beginning of period	21,796	18,550
Net loss	2,138	3,073
Equity	9	173
Balance, end of period	23,943	21,796
Unrecogonized deferred tax assets
Deferred income tax assets
Balance, beginning of period	(21,796)	(18,550)
Net loss	(2,084)	(3,073)
Equity	(63)	(173)
Balance, end of period	$ (23,943)	$ (21,796)